Earnings per Unit and Cash Distributions (Tables)	9 Months Ended
Sep. 30, 2016
Earnings Per Share [Abstract]
Schedule of Calculations of Basic and Diluted Earnings per Unit

The calculations of basic and diluted earnings per unit (1) are presented below:

(US $ in thousands, except per unit data)	Three Months Ended September 30, 2016	Three Months Ended September 30, 2015	Nine Months Ended September 30, 2016	Nine Months Ended September 30, 2015
Net income attributable to the partners of KNOT Offshore Partners LP	$19,357	$8,802	$41,598	$22,875
Less: Distributions paid (2)	15,027	15,110	45,149	41,910
Under (over) distributed earnings	(4,330)	(6,308)	(3,551)	(19,035)
Under (over) distributed earnings attributable to:
Common unitholders (3)	(4,243)	(4,247)	(3,480)	(12,816)
Subordinated unitholders (3)	—	(1,935)	—	(5,838)
General Partner	(87)	(126)	(72)	(381)
Weighted average units outstanding (basic and diluted) (in thousands):
Common unitholders	27,194	18,807	22,817	16,005
Subordinated unitholders	—	8,568	4,377	8,568
General Partner	559	559	559	467
Earnings per unit (basic and diluted):
Common unitholders	$0.697	$0.294	$1.563	$0.850
Subordinated unitholders (4)	—	0.362	1.154	1.033
General Partner	0. 697	0.294	1.594	0.915
Cash distributions declared and paid in the period per unit (5)	0.520	0.510	1.560	1.510
Subsequent event: Cash distributions declared and paid per unit relating to the period (6)	0.520	0.520	0.520	0.520

(1)	Earnings per unit have been calculated in accordance with the cash distribution provisions set forth in the Partnership’s Partnership Agreement.
(2)	This refers to distributions made or to be made in relation to the period irrespective of the declaration and payment dates and based on the number of units outstanding at the record date. This includes cash distributions to the IDR holder (KNOT) for the three months ended September 30, 2016 and 2015 of $0.6 million and of $0.6 million, respectively, and for the nine months ended September 30, 2016 and 2015 of $1.8 million and of $1.5 million, respectively.
(3)	On May 18, 2016 all subordinated units converted in to common units on a one-for-one basis.
(4)	This includes the net income attributable to the IDR holder. The IDRs generally may not be transferred by KNOT until March 31, 2018. The net income attributable to IDRs for the three months ended September 30, 2016 and 2015 was $0.6 million and $0.6 million, respectively, and for the nine months ended September 30, 2016 and 2015 was $1.8 million and $1.5 million, respectively.
(5)	Refers to cash distributions declared and paid during the period.
(6)	Refers to cash distributions declared and paid subsequent to the period end.